Intangible Assets and Intangible Liabilities - Additional Information (Detail) - Depreciation, Amortization And Accretion Expense [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Amortization of Intangible Assets	$ 0.7	$ 0.5
Amortization of Acquisition Costs	$ 0.8	$ 0.8